VIA EDGAR TRANSMISSION

October 9, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:   FS Variable Separate Account ("Registrant")
      The United States Life Insurance Company in the City of New York ("Depositor")
      Certification Pursuant to Rule 497(j) of the Securities Act of 1933 Polaris Platinum O-Series Variable Annuity
      File No. 333-178843 and 811-08810

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(310) 772-6259.


Very truly yours,

/s/ Helena Lee

Helena Lee
Assistant General Counsel